Financial risk management - Remaining Contractual Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Trade and other payables	$ 150,349	$ 86,790
Trade and other payables, carrying amount	150,349	86,790	$ 54,334
Other non-current liabilities	3,673
Other non-current liabilities, carrying amount	3,517	0	0
Borrowings	484,099	457,687
Borrowings, carrying amount	405,024	353,574
Lease liabilities	86,423	6,828
Lease liabilities, carrying amount	62,082	6,588	5,659
Government grant liability	2,806	1,989
Government grant liability, carrying amount	2,046	1,858
Contingent consideration	24,702	77,926
Contingent consideration, carrying amount	22,234	72,049	$ 63,453
Total financial liabilities	752,052	631,220
Total financial liabilities, carrying amount	645,252	520,859
1-6 months
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Trade and other payables	114,261	86,790
Other non-current liabilities	0
Borrowings	5,860	5,236
Lease liabilities	3,051	915
Government grant liability	837	749
Contingent consideration	8,755	53,042
Total financial liabilities	132,764	146,732
6-12 months
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Trade and other payables	36,088	0
Other non-current liabilities	0
Borrowings	5,958	5,243
Lease liabilities	3,969	906
Government grant liability	564	304
Contingent consideration	3,545	0
Total financial liabilities	50,124	6,453
1-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Trade and other payables	0	0
Other non-current liabilities	3,673
Borrowings	469,257	444,047
Lease liabilities	44,409	4,923
Government grant liability	1,236	823
Contingent consideration	11,737	23,652
Total financial liabilities	530,312	473,445
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Trade and other payables	0	0
Other non-current liabilities	0
Borrowings	3,024	3,161
Lease liabilities	34,994	84
Government grant liability	169	113
Contingent consideration	665	1,232
Total financial liabilities	$ 38,852	$ 4,590